PICTET FUNDS
                          (the "Trust")

                 Supplement dated October 31, 2003
                               to
                  Prospectus dated April 30, 2003
           (As previously supplemented on October 20, 2003)
                              and
      Statement of Additional Information dated April 30, 2003
           (As previously supplemented on October 20, 2003)


THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE TRUST'S PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION.

                  Pictet International Equity Fund

A previous supplement stated that the liquidation of the International Equity Fund (the "Fund") was scheduled to be completed on or about November 1, 2003. Due to operational considerations, however, the liquidation of the Fund is not expected to be completed until the end of the calendar year.


                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                WITH THE PROSPECTUS FOR FUTURE REFERENCE.